PRINCIPAL ACTIVITIES AND ORGANIZATION (Reorganization - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 14, 2007	May 31, 2014	Dec. 31, 2014	Sep. 01, 2013
Best Partners [Member]
Reorganization [Line Items]
Percentage of equity interest acquired					100.00%
NQ Mobile [Member]
Reorganization [Line Items]
Incorporation date	Mar. 14, 2007
NQ Mobile [Member] | RPL [Member]
Reorganization [Line Items]
Ownership		100.00%
Beijing Technology [Member]
Reorganization [Line Items]
Operations commenced date	Oct. 21, 2005
Beijing Technology [Member] | RPL [Member]
Reorganization [Line Items]
Ownership	100.00%
FL Mobile Inc. [Member]
Reorganization [Line Items]
Incorporation date			Jan. 21, 2013
Ownership			100.00%
FL Mobile Inc. [Member] | Best Partners [Member]
Reorganization [Line Items]
Ownership			100.00%
FL Mobile Inc. [Member] | Maximum [Member]
Reorganization [Line Items]
Option to sell equity interest to other third party investors			2.13%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member]
Reorganization [Line Items]
Ownership			4.94%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member] | Maximum [Member]
Reorganization [Line Items]
Ownership			3.75%
FL Mobile [Member] | Tack Fiori [Member]
Reorganization [Line Items]
Percentage of equity interest acquired	100.00%			100.00%
Consecutive trading days for average closing price				30 days
FL Mobile [Member] | Minimum [Member] | Tack Fiori [Member]
Reorganization [Line Items]
Total consideration				570
Discount rate per share on issuance of new share				10.00%
FL Mobile [Member] | Maximum [Member] | Tack Fiori [Member]
Reorganization [Line Items]
Total consideration				630
Discount rate per share on issuance of new share				20.00%